SHORT-TERM INVESTMENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)
SHORT-TERM INVESTMENTS
Short-term investments	$ 675,064	$ 86,530	$ 1,169,741
Treasury bills
SHORT-TERM INVESTMENTS
Short-term investments	666,883
Money market funds
SHORT-TERM INVESTMENTS
Short-term investments	7,911		$ 1,169,741
Financial assets at fair value through profit or loss
SHORT-TERM INVESTMENTS
Short-term investments	$ 270